Discontinued operations - Summary of income statements in respect of discontinued operation (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Operating expenses:
Net loss from discontinued operations	¥ (6,105)
Academic After-school Tutoring Business [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cost of revenues	(3,972)
Gross loss	(3,972)
Operating expenses:
Research and development expenses	(475)
Total operating expenses	(475)
Loss from operations	(4,447)
Others, net	(1,658)
Net loss from discontinued operations	¥ (6,105)